10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund
Fund Summary Fund/Class:<br/>Fidelity Advisor® Global Equity Income Fund/A, M, C, I, Z
Investment Objective
The fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 - Fidelity Advisor® Global Equity Income Fund	Fidelity Advisor Global Equity Income Fund-Class A		Fidelity Advisor Global Equity Income Fund-Class M		Fidelity Advisor Global Equity Income Fund-Class C		Fidelity Advisor Global Equity Income Fund - Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 - Fidelity Advisor® Global Equity Income Fund		Fidelity Advisor Global Equity Income Fund-Class A	Fidelity Advisor Global Equity Income Fund-Class M	Fidelity Advisor Global Equity Income Fund-Class C	Fidelity Advisor Global Equity Income Fund - Class I	Class Z
Management fee		0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses		0.97%	1.02%	1.03%	0.82%	0.39%	[1]
Total annual operating expenses		1.91%	2.21%	2.72%	1.51%	1.08%
Fee waiver and/or expense reimbursement	[2]	0.46%	0.51%	0.52%	0.31%	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.45%	1.70%	2.20%	1.20%	1.05%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses associated with the fund's securities lending program, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.45%, 1.70%, 2.20%, 1.20%, and 1.05% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 29, 2020. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 - Fidelity Advisor® Global Equity Income Fund - USD ($)	Fidelity Advisor Global Equity Income Fund-Class A	Fidelity Advisor Global Equity Income Fund-Class M	Fidelity Advisor Global Equity Income Fund-Class C	Fidelity Advisor Global Equity Income Fund - Class I	Class Z
1 year	$ 714	$ 517	$ 323	$ 122	$ 107
3 years	1,084	953	778	436	339
5 years	1,493	1,433	1,377	784	592
10 years	$ 2,632	$ 2,753	$ 3,000	$ 1,766	$ 1,314

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 - Fidelity Advisor® Global Equity Income Fund - USD ($)	Fidelity Advisor Global Equity Income Fund-Class A	Fidelity Advisor Global Equity Income Fund-Class M	Fidelity Advisor Global Equity Income Fund-Class C	Fidelity Advisor Global Equity Income Fund - Class I	Class Z
1 Year	$ 714	$ 517	$ 223	$ 122	$ 107
3 Years	1,084	953	778	436	339
5 Years	1,493	1,433	1,377	784	592
10 Years	$ 2,632	$ 2,753	$ 3,000	$ 1,766	$ 1,314

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies
  Investing in securities issued throughout the world.
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities.
  Seeking to exceed the yield on the MSCI ACWI (All Country World Index) Index (the Index).
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	7.87%	December 31, 2013
Lowest Quarter Return	-8.43%	September 30, 2015
Year-to-Date Return	0.52%	September 30, 2018

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 - Fidelity Advisor® Global Equity Income Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Advisor Global Equity Income Fund-Class A | Return Before Taxes	14.32%	9.76%	9.40%	May 02, 2012
Fidelity Advisor Global Equity Income Fund-Class A | After Taxes on Distributions	13.73%	9.04%	8.75%	May 02, 2012
Fidelity Advisor Global Equity Income Fund-Class A | After Taxes on Distributions and Sales	8.77%	7.72%	7.49%	May 02, 2012
Fidelity Advisor Global Equity Income Fund-Class M | Return Before Taxes	16.73%	10.00%	9.58%	May 02, 2012
Fidelity Advisor Global Equity Income Fund-Class C | Return Before Taxes	19.46%	10.24%	9.73%	May 02, 2012
Fidelity Advisor Global Equity Income Fund - Class I | Return Before Taxes	21.58%	11.34%	10.83%	May 02, 2012
MSCI ACWI (All Country World Index) Index(reflects no deduction for fees or expenses)	24.46%	11.23%	10.86%
[1]	From May 2, 2012 for Class A, Class M, Class C, and Class I.

10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund-Class C
On Class C shares redeemed less than one year after purchase.